(1) OPERATIONS (Details)	12 Months Ended
Dec. 31, 2019 Consumer Municipality
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct 100%
Location (state)	Interior of S?o Paulo
Number of municipalities | Municipality	234
Approximate number of consumers | Consumer	4,581
Concession period	30 years
End of the concession	Nov. 01, 2027
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct 100%
Location (state)	Interior and coast of S?o Paulo
Number of municipalities | Municipality	27
Approximate number of consumers | Consumer	1,789
Concession period	30 years
End of the concession	Oct. 01, 2028
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Publicly-held corporation	[1]
Equity interest	Direct and Indirect 100%	[1]
Location (state)	Interior of Rio Grande do Sul	[1]
Number of municipalities | Municipality	381	[1]
Approximate number of consumers | Consumer	2,922	[1]
Concession period	30 years	[1]
End of the concession	Nov. 01, 2027	[1]
CPFL Santa Cruz [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Equity interest	Direct 100%
Location (state)	Interior of S?o Paulo, Paran? and Minas Gerais
Number of municipalities | Municipality	45
Approximate number of consumers | Consumer	466
Concession period	30 years
End of the concession	Jul. 01, 2045

[1]	As described in note 13.5 of the December 2018 Financial Statements, the merger of RGE with RGE Sul was approved by ANEEL. Since January 1, 2019, the operations of these subsidiaries have been carried out only by RGE Sul, which adopted the trade name RGE.